EQUITY (Details - Mezzanine-equity carrying amounts) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Class of Stock [Line Items]
Cash purchase price	$ 1,090,500
Initial derivative liability	(760,871)
Residual preferred-stock host	333,629
Issuance costs allocated to host	(12,927)
Preferred stock (mezzanine equity) carrying amount	320,702
Residual preferred-stock host	12,394
Mezzanine-equity carrying amount	333,096
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Cash purchase price	575,000
Initial derivative liability	(391,406)
Residual preferred-stock host	183,594
Issuance costs allocated to host	(6,723)
Preferred stock (mezzanine equity) carrying amount	176,871
Residual preferred-stock host	6,931
Mezzanine-equity carrying amount	183,802	$ 0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Cash purchase price	319,500
Initial derivative liability	(250,122)
Residual preferred-stock host	69,878
Issuance costs allocated to host	(2,171)
Preferred stock (mezzanine equity) carrying amount	67,207
Residual preferred-stock host	3,161
Mezzanine-equity carrying amount	70,368	0
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Cash purchase price	200,000
Initial derivative liability	(119,343)
Residual preferred-stock host	80,657
Issuance costs allocated to host	(4,033)
Preferred stock (mezzanine equity) carrying amount	76,624
Residual preferred-stock host	2,302
Mezzanine-equity carrying amount	$ 78,926	$ 0